Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2022	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies
Inventory purchase commitments		$ 0.0	$ 17.0
Claims related to certain sales of UDENYCA from October 2020 through December 2021	$ 14.0
Accrued rebates, fees and reserves
Loss Contingencies
Accrual related to legal Proceedings and Other Claims			$ 6.4	$ 6.4